Investments in Local Limited Partnerships - Schedule of Proceeds from Investments in Local Limited Partnerships (Details) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues	$ 12,000	$ 1,916	$ 23,216	$ 13,702
Local Limited Partnerships [Member]
Revenues			1,721,000	1,683,000
Interest expense			287,000	301,000
Depreciation and amortization			465,000	466,000
Operating expenses			1,220,000	1,144,000
Total expenses			1,972,000	1,911,000
Net loss			(251,000)	(228,000)
Net loss allocable to the Partnership			(268,000)	(245,000)
Net income recorded by the Partnership			$ 19,000	$ 19,000